Net results of financial transactions	6 Months Ended
Jun. 30, 2024
Net results of financial transactions
Net results of financial transactions

Note 3. Net results of financial transactions

	Apr-Jun	Jan–Mar	Apr-Jun	Jan-Jun	Jan-Jun	Jan-Dec
Skr mn	2024	2024	2023	2024	2023	2023
Derecognition of financial instruments not measured at fair value through profit or loss	1	2	2	3	4	9
Financial assets or liabilities at fair value through profit or loss	-36	-25	-54	-61	-93	33
Financial instruments under fair-value hedge accounting	20	-7	4	13	-9	-23
Currency exchange-rate effects on all assets and liabilities excl. currency exchange-rate effects related to revaluation at fair value	-1	-5	0	-6	0	2
Total net results of financial transactions	-16	-35	-48	-51	-98	21